Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 7,843	$ 39,534	$ 65,160	$ 104,978	$ 144,541	$ 6,987,648
Operating Expenses:
Research and development expenses (Note 8)	(9,178)	(26,282)	(14,105)	(29,422)	(65,793)	(217,203)
Selling and marketing expenses (Note 9)	(21,266)	(5,000)	(31,464)	(22,411)	(23,142)	(5,525,160)
General and administrative expenses (Note 10)	(168,694)	(111,848)	(295,984)	(399,826)	(685,142)	(1,948,326)
Operating loss	(191,295)	(103,596)	(276,393)	(346,681)	(629,536)	(703,041)
Financing income (expenses), net	3,409	70,410	(15,563)	(79,770)	(62,894)	(156,189)
Net loss	$ (187,886)	$ (33,186)	$ (291,956)	$ (426,451)	$ (692,430)	$ (859,230)